Management Of Financial Risks And Financial Instruments - Summary Of Financial Assets Representing The Maximum Exposure To Credit Risk (Detail) - BRL (R$) R$ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Financial Assets Representing the Maximum Exposure to Credit Risk [Abstract]
Securities purchased under agreements to resell	R$ 18,243,688	R$ 9,490,090	R$ 6,570,609
Securities		27,326,481	7,142,041
Public securities		20,381,125	4,704,604
Private securities		6,945,356	2,437,437
Derivative financial instruments	13,148,767	4,085,004	1,692,031
Securities trading and intermediation	1,483,507	504,983	898,312
Accounts receivable	251,194	462,029	219,200
Other financial assets	280,279	20,191	60,423
Financial assets	R$ 84,432,999	R$ 41,888,778	R$ 16,582,616